INCOME TAXES - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	1.70%	3.40%	1.70%
Foreign income tax rate differential	(4.60%)	(0.30%)	(2.30%)
Audit settlements	(1.70%)	(2.40%)	(0.70%)
Effect of tax law changes	0.40%	1.20%	(0.30%)
Nondeductible legal and related expenses	0.30%	18.30%	0.80%
Basis difference in affiliates	(0.00%)	(2.50%)	(0.00%)
Tax advantaged investments	(1.80%)	(3.60%)	(3.00%)
Other, net	0.70%	(0.10%)	0.00%
Effective income tax rate	30.00%	49.00%	31.20%
DTA change in enacted tax rate	$ 101	$ 210